Nature of business and summary of significant accounting policies:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1. Nature of business and summary of significant accounting policies:

1.1.	Nature of business:

Flamel Technologies, S.A. (the "Company") is organized as a société anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. The Company is engaged principally in the development of two unique polymer-based drug delivery technologies. The Company operates primarily in France.

1.2.	Principles of consolidation:

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary in the United States. All inter-company accounts and transactions have been eliminated.

1.3.	Financial Accounting Standards Board Accounting Standards Codification:

Effective July 1, 2009, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) became the authoritative source of GAAP. All existing FASB accounting standards and guidance were superseded by the ASC. Instead of issuing new accounting standards in the form of statements, staff positions and Emerging Issues Task Force abstracts, the FASB now issues Accounting Standards. Updates that update the Codification Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws continue to be additional sources of authoritative GAAP for SEC registrants.

1.4.	Translation of financial statements of foreign entities and foreign currency transactions:

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiary whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

1.5.	Revenue recognition:

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of research and development activities.

Before January 1, 2011, we evaluated arrangements with multiple elements in accordance with Accounting Standards Codification, or ASC, 605-25 Revenue Recognition – Multiple-Element Arrangements. In October 2009, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2009-13 Revenue Arrangements with Multiple Deliverables, or ASU 2009-13, which amended the accounting standards for certain multiple element revenue arrangements to:

•	provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

•	require an entity to allocate arrangement consideration to each element based on a selling price hierarchy, also called the relative selling price method, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and
•	eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element.

On January 1, 2011, we adopted ASU 2009-13 on a prospective basis. The adoption of this new guidance did not have any material impact on our consolidated financial statements.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a multiple attribution model, referred to as the milestone-based method:

-	As milestones relate to discrete development steps (i.e. can be used by the co-development partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.
-	Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.
-	Research and development work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized proportionally to the actual number of hours worked compared to the latest estimated total hours.. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

The Company recognizes revenue from product sales when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed and determinable, and collectibility is reasonably assured.

The Company receives royalty revenues under a license agreement with a third party that sells products based on technology developed by the Company. There are no future performance obligations on the part of the Company under this license agreement. The license agreements provide for the payment of royalties to the Company based on sales of the licensed product. The Company records these revenues based on actual sales that occurred during the relevant period and classified these revenues in ‘Other Revenues’.

The Company signs feasibility study agreements. Revenue is recognized over the term of the agreement as services are performed.

1.6.	Governmental Grants:

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for research and development (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the research and development to which the funding is associated, the granting authorities must be informed.

1.7.	Research and development costs:

Research and development (R&D) expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees. Research and development expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

1.8.	Concentration of credit risk:

The Company's cash and cash equivalents are deposited with HSBC and Crédit Agricole, major banks.

The marketable securities are issued by institutions with strong credit ratings.

The Company’s revenues are derived mainly from collaborative research and development contracts and supply agreements with pharmaceutical companies based in Europe and the United States. All significant customers are discussed in Note 3.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $152,000, $141,000 and $137,000 at December 31, 2009, 2010 and 2011, respectively.

1.9.	Earnings per share:

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

1.10.	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

1.11. Marketable securities:

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

1.12. Accounts Receivable:

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

1.13. Inventories:

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

1.14. Property and equipment:

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Assets under capital leases are amortized over the economic lives of the assets. Amortization of the carrying value of assets under capital leases is included in depreciation expense.

1.15. Impairment of Long-Lived Assets:

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

1.16. Income taxes:

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

1.17. Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible research and development costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

1.18. Employee stock options and warrants:

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with SAB 107 (ASC 718).

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

1.19. Comprehensive Income:

Other comprehensive income for the Company consists both of foreign currency translation adjustments and the recognition of the unrealized gains (losses) related to available-for-sale securities. Each item is shown separately in the consolidated statements of shareholders’ equity.

1.20 Recent Accounting Pronouncements

In May 2011, the FASB and IASB each issued new standards on fair value measurement. The new standards result from a joint project intended to converge fair value measurement and disclosure guidance under U.S. GAAP and IFRS. The new guidance is intended to provide a consistent definition of fair value and common requirements for measurement of and disclosure about fair value under U.S. GAAP and IFRS. Public companies that apply U.S. GAAP must adopt the new guidance in fiscal years beginning after December 15, 2011.The adoption of this standard is not expected to have a material impact on our consolidated results of operations, financial position or cash flows.

In June 2011, the FASB and IASB issued guidance to improve the comparability and consistency of financial reporting and to increase the prominence of items reported in other comprehensive income.

The new guidance requires companies, under both U.S. GAAP and IFRS, to present items of net income and other comprehensive income either in one continuous statement of comprehensive income or in two separate, but consecutive, statements. The current option in U.S. GAAP to report other comprehensive income and its components in the statement of changes in equity has been eliminated. The new U.S. GAAP requirements are effective for public companies as of the beginning of fiscal years that begin after December 15, 2011. The adoption of this standard is not expected to have a material impact on our consolidated results of operations, financial position or cash flows.